PIMCO Equity Series

Supplement dated December 15, 2014 to the PIMCO Balanced Income Fund, PIMCO Dividend and Income Builder Fund, PIMCO Emerging Multi-Asset Fund, PIMCO EqS® Dividend Fund, PIMCO EqS® Emerging Markets Fund, PIMCO EqS® Long/Short Fund and PIMCO EqS Pathfinder Fund® Prospectus dated October 31, 2014, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO EqS® Dividend Fund (the "Fund")

Effective December 31, 2014, all references to the Fund's name in the Prospectus are deleted and replaced with:

PIMCO Global Dividend Fund